Tax Receivable Agreement - Additional Information (Details) € in Thousands, $ in Millions			12 Months Ended
	Oct. 10, 2023 EUR (€) shares	Oct. 10, 2023 USD ($) shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 EUR (€)
Tax Receivable Agreement [Line Items]
Payments to the tax receivable agreement (tra)	85.00%	85.00%
Benefit of the remaining applicable tax savings	15.00%	15.00%
Future payments expected to be made under Tax Receivable Agreement	€ 298,900	$ 239.4
Future expected period of payment to be made under tax receivable agreement	12 years	12 years
Estimate of expected future undiscounted cash payments			€ 296,500	$ 232.8
TRA liability current			15,300		€ 0
Carrying Value
Tax Receivable Agreement [Line Items]
TRA liability			359,900
TRA liability current			€ 15,300
Level 3 | Fair Value
Tax Receivable Agreement [Line Items]
TRA liability	€ 355,800
Ordinary Shares
Tax Receivable Agreement [Line Items]
Shares repurchased of ordinary shares | shares	5,648,465	5,648,465